Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,712	$ 4,390	$ 8,268
Short term deposit	11,015	14,512
Prepaid expenses and other current assets	1,823	929	1,057
Short-term investment	39	237	75
Total current assets	14,589	20,068	9,400
NON-CURRENT ASSETS:
Operating lease right of use assets	111	138	73
Property, plant and equipment, net	46	47	50
Total non-current assets	157	185	123
Total assets	14,746	20,253	9,523
CURRENT LIABILITIES:
Trade payables	824	954	561
Current maturity of operating lease liability	47	53	43
Deferred revenues	818	818	334
Other accounts payable	464	905	331
Total current liabilities	2,153	2,730	1,269
NON-CURRENT LIABILITIES:
Long - term operating lease liability	40	71	24
Deferred revenues	2,661	3,070	2,156
Total non-current liabilities	2,701	3,141	2,180
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares value	60,654	60,654	33,036
Additional paid-in capital	93,410	93,275	97,380
Accumulated other comprehensive income	1,127	1,127	1,127
Accumulated deficit	(145,299)	(140,674)	(125,469)
Total shareholders’ equity	9,892	14,382	6,074
Total liabilities and shareholders’ equity	$ 14,746	$ 20,253	$ 9,523